Loss on Foreign Currency Exchange - Schedule of Loss on Foreign Currency Exchange (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Foreign Currency [Abstract]
Unrealized loss/ (gain) on foreign currency loans	₨ (12)	$ (0.2)	₨ 258	₨ 226
Realized (gain) loss on foreign currency loans	13	0.2	18	(48)
Unrealized loss on derivative instruments				21
Realized loss/ (gain) on derivative instruments	(1)	(0.0)	109	49
Other loss on foreign currency exchange	7	0.1	127	193
Loss/ (gain) on foreign currency exchange, net	₨ 7	$ 0.1	₨ 512	₨ 441